Interests in Other Entities - Additional Information (Detail) - PEN (S/) S/ in Millions	1 Months Ended
	Dec. 31, 2019	Jun. 30, 2018
Adexus S.A. [member]
Disclosure of subsidiaries [line items]
Increase in proportion of ownership interest in subsidiary		100.00%
Viva GyM S.A. [member]
Disclosure of subsidiaries [line items]
Supplementary premium capitalize	S/ 65.3
Returns of contributions	S/ 82.3
Percentage of common shares directly held by Parent (%)	56.20%
Percentage of common shares held by Subsidiaries (%)	43.30%
Capital increase for monetary contributions	S/ 146.1
Percentage of common shares held by the Group (%)	98.90%
Viva GyM S.A. [member] | Previously stated [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	63.40%
Percentage of common shares held by Subsidiaries (%)	36.10%
Percentage of common shares held by the Group (%)	98.20%